Organization and Principal Activities (Share Purchase Transaction and fundamental strategic shift) (Narrative) (Details)	1 Months Ended
	Mar. 31, 2014 Shanda Media [Member] Subsequent Event [Member]	Apr. 30, 2014 Shanda Media [Member] Subsequent Event [Member] CNY	Apr. 03, 2014 Shanda Media [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2013 Shanda [Member]	Dec. 31, 2010 Shanda [Member]	Dec. 31, 2009 Shanda [Member]	Apr. 03, 2014 Shanda [Member] Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Percentage of outstanding ordinary shares transferred out by controlling shareholders	41.00%
Ordinary shares sold by controlling shareholders	1,938,360,784
Maturity of promissory note	3 years
Aggregate consideration of ordinary shares			$ 47,400,000
Percentage of Shanda's equity interest in the company				70.50%	51.65%	51.00%	29.50%
Loan from related party		20,000,000